Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000168427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000168426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000168422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000168420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000168421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000168423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000168427
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%	14.39%	12.88%
Without Sales Load [Member] | C000168426
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	3.59%	5.32%
Without Sales Load [Member] | C000168422
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	5.31%	6.23%
Without Sales Load [Member] | C000168420
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%	10.20%	9.42%
Without Sales Load [Member] | C000168421
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%	1.16%	6.64%
Without Sales Load [Member] | C000168423
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.12%	3.39%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	5.20%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
Victory U.S. Large Cap 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap 500 Index		Victory US Large Cap 500 Index
Average Annual Return, Percent	25.36%	14.63%	13.18%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.19%	4.21%	5.17%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.82%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index		MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%	3.64%